UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7056

Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Maturities Municipal Fund (NIM)
	June 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.1%
$ 180	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	$ 180,655
	System Inc., Series 2005A, 5.000%, 11/15/30
	Alaska – 0.1%
155	Alaska State, Sport Fishing Revenue Bonds, Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	181,029
	Arizona – 2.6%
	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium
	Facility Project, Series 2012A:
425	5.000%, 7/01/25	7/22 at 100.00	A1	481,878
685	5.000%, 7/01/26	7/22 at 100.00	A1	773,886
685	5.000%, 7/01/27	7/22 at 100.00	A1	767,111
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
100	5.000%, 12/01/17	No Opt. Call	A–	106,910
85	5.250%, 12/01/19	No Opt. Call	A–	92,920
35	5.000%, 12/01/32	No Opt. Call	A–	35,864
380	5.000%, 12/01/37	No Opt. Call	A–	385,491
750	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	10/12 at 100.00	A–	753,360
	2007, 4.500%, 4/01/17
3,145	Total Arizona			3,397,420
	Arkansas – 2.7%
1,500	Jefferson County, Arkansas, Pollution Control Revenue Bonds, Entergy Arkansas Inc. Project,	9/12 at 100.00	A–	1,503,075
	Series 2006, 4.600%, 10/01/17
1,000	Jonesboro, Arkansas, Industrial Development Revenue Bonds, Anheuser Busch Inc. Project, Series	No Opt. Call	A	1,016,390
	2002, 4.600%, 11/15/12
880	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	BBB	953,621
	NPFG Insured
3,380	Total Arkansas			3,473,086
	California – 4.0%
470	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A+	507,309
	Series 2008H, 5.125%, 7/01/22
125	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s	No Opt. Call	AA	125,934
	Hospital, Series 2008A, 1.450%, 8/15/33 (Mandatory put 3/15/17)
160	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s	No Opt. Call	AA	161,195
	Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)
500	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	562,630
135	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	No Opt. Call	A+	156,601
	Series 2009E-1, 5.000%, 4/01/44 (Mandatory put 5/01/17)
1,000	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 33.14	A+	327,090
	2002B, 0.000%, 8/01/31 – FGIC Insured
340	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	281,051
	Bonds, Series 2007A-1, 4.500%, 6/01/27
365	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities	10/17 at 100.00	AA–	376,822
	District 90-2, Series 2007A, 4.500%, 10/01/24
	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
250	5.000%, 9/01/21 – AMBAC Insured	9/16 at 100.00	AAA	275,808
250	5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	AAA	273,623
500	5.000%, 9/01/23 – AMBAC Insured	9/16 at 100.00	AAA	545,175
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 –	No Opt. Call	AA–	1,113,900
	AGC Insured
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA+	569,360
	2011, 0.000%, 8/01/37
8,095	Total California			5,276,498
	Colorado – 6.8%
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999,	12/14 at 100.00	N/R	3,003,997
	5.000%, 12/01/20 – AMBAC Insured
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	1,000,870
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
1,175	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	1,200,932
	Charter School, Series 2003, 4.500%, 12/01/18 – SYNCORA GTY Insured
125	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2,	10/12 at 104.50	AA	130,750
	6.900%, 4/01/29 (Alternative Minimum Tax)
1,465	Denver West Metropolitan District, Colorado, General Obligation Refunding and Improvement	12/13 at 100.00	A–	1,484,499
	Bonds, Series 2003, 4.500%, 12/01/18 – RAAI Insured
1,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%, 9/01/39	No Opt. Call	BBB	1,559,040
	(Mandatory put 9/02/13) – NPFG Insured
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	BBB	248,730
	NPFG Insured
200	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	223,272
	Activity Bonds, Series 2010, 6.000%, 1/15/41
9,360	Total Colorado			8,852,090
	Connecticut – 1.3%
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
185	5.500%, 1/01/14 (Alternative Minimum Tax)	1/13 at 100.00	BBB	185,653
1,570	5.500%, 1/01/15 (Alternative Minimum Tax)	1/15 at 100.00	BBB	1,574,993
1,755	Total Connecticut			1,760,646
	Florida – 7.1%
160	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal	No Opt. Call	A+	179,986
	Account Senior Secured Series 2011A-1, 5.000%, 6/01/18
2,400	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	A1	2,489,712
	10/01/17 – NPFG Insured
	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
1,165	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+	1,269,757
210	5.000%, 3/01/16 – NPFG Insured	No Opt. Call	A+	232,548
455	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds,	No Opt. Call	A+	511,934
	Senior Secured Series 2012A-1, 5.000%, 6/01/20
600	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA–	699,192
	5.000%, 7/01/19 – NPFG Insured
15	JEA, Florida, Electric Revenue Certificates, Series 1973-2, 6.800%, 7/01/12 (ETM)	No Opt. Call	AAA	15,000
	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009:
10	5.500%, 6/01/29 – AGM Insured	6/19 at 100.00	AA–	11,061
10	5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	10,895
750	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	No Opt. Call	A	832,290
	5.000%, 10/01/20
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 –	10/15 at 100.00	AA–	2,232,720
	AMBAC Insured
200	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	Aaa	227,900
	11/01/16 (ETM)
500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	546,215
	Obligation Group, Series 2007, 5.000%, 8/15/27
8,475	Total Florida			9,259,210
	Georgia – 0.8%
355	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	BBB (4)	418,481
	8/01/25 (Pre-refunded 8/01/22) – NPFG Insured
600	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University	10/22 at 100.00	Baa2	671,664
	Project, Refunding Series 2012C, 5.250%, 10/01/23
955	Total Georgia			1,090,145
	Idaho – 0.1%
100	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	99,508
	Hospital, Series 2006, 5.250%, 9/01/37
	Illinois – 13.0%
325	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/13 at 100.00	N/R	325,770
	1998, 7.000%, 1/01/14
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series 2006,	12/15 at 100.00	Aa3	1,693,665
	5.000%, 12/01/21 – NPFG Insured
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AA–	2,148,780
	AGC Insured
2,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 2000C,	No Opt. Call	A+	2,146,960
	4.450%, 3/01/34 (Mandatory put 3/01/15)
85	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	91,980
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	BBB+	259,445
	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997:
135	5.250%, 8/01/17 – AMBAC Insured	9/12 at 100.00	BBB	135,296
85	5.250%, 8/01/22 – AMBAC Insured	8/12 at 100.00	BBB	85,125
700	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	9/12 at 100.00	BBB–	701,057
	Series 1999, 5.500%, 8/15/19
110	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	BBB+	112,077
	Series 2002, 5.625%, 1/01/28
100	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A+	108,125
235	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A+	259,804
315	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A+	341,558
1,165	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	A+	1,311,674
	Illinois State, General Obligation Bonds, Refunding Series 2012:
390	5.000%, 8/01/20	No Opt. Call	A+	439,226
320	5.000%, 8/01/21	No Opt. Call	A+	359,654
275	5.000%, 8/01/23	No Opt. Call	A+	306,314
110	5.000%, 8/01/24	No Opt. Call	A+	120,548
230	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	1/16 at 100.00	A+	251,408
25	Illinois State, General Obligation Bonds, Series 2007A, 5.500%, 6/01/15	No Opt. Call	A+	27,685
300	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/20	No Opt. Call	A+	317,028
275	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 12/01/19	12/12 at 100.00	AA– (3)	280,717
	(Pre-refunded 12/01/12) – AGM Insured
1,355	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,131,032
	Series 2006, 0.000%, 12/01/18 – NPFG Insured
55	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds,	6/13 at 100.00	AAA	57,613
	Series 2002, 5.375%, 6/01/15 (Pre-refunded 6/01/13) – FGIC Insured
1,000	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria	12/18 at 79.62	AA–	627,250
	County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
500	5.000%, 6/01/19	No Opt. Call	A	568,805
1,000	5.250%, 6/01/21	No Opt. Call	A	1,164,240
700	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AA	871,752
	General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured
715	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax	10/19 at 103.00	BBB	792,149
	General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22
16,255	Total Illinois			17,036,737
	Indiana – 0.6%
250	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational	10/19 at 100.00	BB+	263,480
	Excellence, Inc., Series 2009A, 6.000%, 10/01/21
250	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	BBB	293,280
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured
250	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012, 4.750%, 2/01/21	No Opt. Call	NA	258,270
750	Total Indiana			815,030
	Iowa – 0.4%
500	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/27	6/20 at 100.00	A2	548,315
	Kansas – 0.3%
95	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	AA–	100,721
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20
370	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	249,032
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
465	Total Kansas			349,753
	Kentucky – 1.3%
325	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	358,225
	Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured
460	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30	1/15 at 100.60	AAA	466,251
	(Alternative Minimum Tax)
340	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	385,948
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
150	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue,	No Opt. Call	A–	151,329
	Louisville Gas & Electric Company Project, 1.600%, 6/01/33 (Mandatory put 6/01/17)
320	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds,	No Opt. Call	A+	325,197
	Louisville Gas and Electric Company Project, Sereis 2003A, 1.650%, 10/01/33 (Mandatory
	put 4/03/17)
1,595	Total Kentucky			1,686,950
	Louisiana – 1.6%
1,010	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004,	7/14 at 100.00	BBB	1,066,237
	5.250%, 7/01/24 – NPFG Insured
55	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series	5/17 at 100.00	Baa1	56,266
	2007A, 5.250%, 5/15/38
385	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	398,167
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
330	5.500%, 5/15/30	11/12 at 100.00	A1	337,395
245	5.875%, 5/15/39	11/12 at 100.00	A–	250,172
2,025	Total Louisiana			2,108,237
	Maryland – 0.8%
1,100	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/12 at 100.00	N/R	1,106,138
	7.400%, 9/01/19 (Alternative Minimum Tax)
	Massachusetts – 1.0%
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	505,950
	5.000%, 10/01/19
250	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	9/12 at 100.00	BBB	250,158
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	9/12 at 100.00	N/R	96,537
470	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	N/R	418,949
1,320	Total Massachusetts			1,271,594
	Michigan – 1.6%
400	Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development	No Opt. Call	A–	218,276
	Area 1 Projects, Series 1996B, 0.000%, 7/01/23
280	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012,	No Opt. Call	A+	314,045
	5.000%, 6/01/18
1,000	Michigan Hospital Finance Authority, Refunding and Project Revenue Bonds, Ascension Health	No Opt. Call	AA+	1,005,220
	Senior Credit Group, Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	557,695
	Refunding Series 2010C, 5.000%, 12/01/16
2,180	Total Michigan			2,095,236
	Minnesota – 2.2%
1,100	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series	8/12 at 101.00	A1	1,124,123
	1993A, 8.500%, 9/01/19
250	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA–	275,895
	2009A, 5.000%, 1/01/15 – AGC Insured
	Tobacco Securitization Authority, Minnesota, Tobacco Settlement Revenue Bonds, Tax-Exempt
	Series 2011B:
135	5.000%, 3/01/20	No Opt. Call	A	155,513
180	5.000%, 3/01/21	No Opt. Call	A	207,986
145	5.000%, 3/01/22	No Opt. Call	A	167,603
385	5.250%, 3/01/23	3/22 at 100.00	A–	447,582
400	5.250%, 3/01/24	3/22 at 100.00	A–	460,188
2,595	Total Minnesota			2,838,890
	Mississippi – 0.5%
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2004B-1:
115	5.000%, 9/01/16	9/14 at 100.00	AA	124,000
300	5.000%, 9/01/24	9/14 at 100.00	AA	312,867
250	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	9/12 at 100.00	BBB	250,143
	Series 2006A, 4.800%, 8/01/30
665	Total Mississippi			687,010
	Missouri – 1.2%
300	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1989A, 8.125%,	7/20 at 100.00	AA+ (4)	369,453
	8/01/20 (Pre-refunded 7/01/20) (Alternative Minimum Tax)
1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005,	No Opt. Call	A–	1,159,300
	5.500%, 7/01/19 – NPFG Insured
1,300	Total Missouri			1,528,753
	Montana – 0.1%
90	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – NPFG Insured (ETM)	9/12 at 100.00	BBB (4)	107,497
	Nebraska – 0.9%
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds,	12/14 at 100.00	Aa3	1,097,720
	Series 2004, 5.000%, 12/15/19 – AGM Insured
100	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools	6/22 at 100.00	AA–	112,057
	Series 2012, 4.000%, 6/15/23
1,100	Total Nebraska			1,209,777
	Nevada – 1.8%
1,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	1,126,650
250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	276,608
	8.000%, 6/15/30
775	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	910,222
	Refunding Series 2011, 5.000%, 7/01/23
2,025	Total Nevada			2,313,480
	New Jersey – 3.4%
305	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB	305,454
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)
150	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004,	No Opt. Call	Aaa	164,709
	5.375%, 6/15/14
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
15	5.375%, 6/15/15 – RAAI Insured (ETM)	No Opt. Call	Aaa	17,155
110	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	131,387
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
200	5.000%, 6/15/21	No Opt. Call	BBB+	228,706
350	5.000%, 6/15/23	6/22 at 100.00	BBB+	396,599
210	5.000%, 6/15/24	6/22 at 100.00	BBB+	234,499
85	4.250%, 6/15/27	6/22 at 100.00	BBB+	85,597
25	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	26,863
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38
1,730	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation	No Opt. Call	A+	612,783
	Series 2010A, 0.000%, 12/15/33
1,515	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	1,823,166
	5.000%, 12/15/23
425	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B1	399,415
	Series 2007-1A, 4.500%, 6/01/23
5,120	Total New Jersey			4,426,333
	New York – 7.8%
220	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	247,797
	Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	BBB+ (4)	1,046,000
	2003A, 5.500%, 7/01/15 (Pre-refunded 7/01/13) – RAAI Insured
770	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State	5/22 at 100.00	AA–	916,523
	University Educational Facilities Issue, Series 2012A, 5.000%, 5/15/25
400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	460,236
	2011A, 5.750%, 2/15/47
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	No Opt. Call	N/R	101,125
	Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
250	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	261,035
200	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	208,828
640	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	668,250
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003B-1C:
500	5.500%, 6/01/21	6/13 at 100.00	AA–	523,220
350	5.500%, 6/01/22	6/13 at 100.00	AA–	366,254
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2011B:
360	5.000%, 6/01/17	No Opt. Call	AA–	424,004
565	5.000%, 6/01/18	No Opt. Call	AA–	675,418
4,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	BBB	4,362,479
	LLC, Sixth Series 1997, 7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)
9,655	Total New York			10,261,169
	North Carolina – 1.5%
1,880	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/18	6/13 at 101.00	Aa2 (4)	1,971,988
	(Pre-refunded 6/01/13) – AMBAC Insured
	Ohio – 1.7%
45	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	Baa1	49,068
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17
1,200	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B	968,916
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2012C:
25	4.000%, 10/01/18	No Opt. Call	A1	27,696
30	4.000%, 10/01/19	No Opt. Call	A1	33,362
40	4.000%, 10/01/20	No Opt. Call	A1	44,377
45	5.000%, 10/01/21	No Opt. Call	A1	53,202
35	5.000%, 10/01/22	No Opt. Call	A1	41,369
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,075,580
	4.500%, 12/01/15
2,420	Total Ohio			2,293,570
	Oklahoma – 0.8%
1,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,100,930
	7/01/27 – AMBAC Insured
	Pennsylvania – 7.0%
100	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	No Opt. Call	BBB+	107,468
	Refunding Series 2005A, 5.000%, 12/01/15 – RAAI Insured
200	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	208,454
	Series 2009, 7.750%, 12/15/27
495	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series 1976,	No Opt. Call	Aaa	544,119
	7.625%, 7/01/15 (ETM)
225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	9/12 at 100.00	N/R (4)	262,044
	Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)
580	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	532,486
	Bonds, Series 2010A, 0.000%, 12/01/34
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 –	8/14 at 100.00	BBB+	4,393,238
	AMBAC Insured
1,235	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	BBB (4)	1,544,886
	NPFG Insured (ETM)
1,085	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2006B,	No Opt. Call	Aa3	1,093,474
	5.000%, 9/01/12 – AMBAC Insured
95	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	A+	110,181
	Series 2009D, 6.250%, 11/15/34
330	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	372,184
	Hospital Project, Refunding and Improvement Series 2011, 5.750%, 8/01/21
8,465	Total Pennsylvania			9,168,534
	Puerto Rico – 0.8%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	1,021,260
	2009A, 0.000%, 8/01/32
	Rhode Island – 1.0%
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
380	6.125%, 6/01/32	9/12 at 100.00	BBB+	387,182
865	6.250%, 6/01/42	9/12 at 100.00	BBB+	879,973
1,245	Total Rhode Island			1,267,155
	South Carolina – 5.0%
750	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A1	786,615
	Assets for Education, Series 2003, 5.250%, 12/01/19
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (4)	2,039,899
	1/01/19 – FGIC Insured (ETM)
2,835	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1	3,645,640
	1/01/19 – FGIC Insured
5	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	5,103
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
20	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	20,317
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
5,150	Total South Carolina			6,497,574
	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	AA–	1,065,140
	Series 2007, 5.000%, 11/01/27
	Tennessee – 1.9%
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
750	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	AA+ (4)	757,545
1,250	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	AA+ (4)	1,262,575
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A,	No Opt. Call	A	416,100
	5.000%, 9/01/13
2,400	Total Tennessee			2,436,220
	Texas – 9.3%
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 (Pre-refunded 9/01/14) –	9/14 at 100.00	AAA	1,160,458
	NPFG Insured
565	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue	No Opt. Call	N/R	598,973
	Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative
	Minimum Tax)
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	No Opt. Call	CC	7,087
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)
2,000	Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, CenterPoint Energy	6/14 at 100.00	A	2,075,160
	Inc., Series 2004B, 4.250%, 12/01/17 – FGIC Insured
15	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	CC	11,762
	LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)
500	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	562,025
	6.250%, 1/01/46
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series 2006,	8/16 at 100.00	AAA	2,167,725
	5.000%, 8/15/20
1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	1,122,580
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/25
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	309,420
	Project, Series 2001B, 0.000%, 9/01/23 – AMBAC Insured
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB–	305,823
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	210,818
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s
	Medical Center Dallas Project, Series 2012:
370	5.000%, 8/15/24	8/22 at 100.00	AA	426,347
380	5.000%, 8/15/25	8/22 at 100.00	AA	433,637
325	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	352,437
	5.750%, 1/01/38
750	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA	895,485
	2011D, 5.000%, 9/01/24
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
100	0.000%, 9/01/43	9/31 at 100.00	AA	67,023
490	0.000%, 9/01/45	9/31 at 100.00	AA	362,708
1,195	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	9/12 at 100.00	A–	1,112,091
	2006B, 0.863%, 12/15/17
11,645	Total Texas			12,181,559
	Virgin Islands – 0.4%
525	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB+	561,383
	Series 2010A, 5.000%, 10/01/29
	Virginia – 0.6%
250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	1/13 at 100.00	N/R	250,450
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	527,145
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
750	Total Virginia			777,595
	Washington – 1.6%
1,050	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,134,746
	Center, Series 2011A, 5.375%, 1/01/31
305	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aa1	379,762
	1989B, 7.125%, 7/01/16 – NPFG Insured
565	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	589,227
	Series 2002, 6.500%, 6/01/26
1,920	Total Washington			2,103,735
	Wisconsin – 1.4%
285	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc.,	No Opt. Call	A	330,124
	Series 2010B, 5.000%, 7/15/20
675	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc.,	7/21 at 100.00	A	747,826
	Series 2012A, 5.000%, 7/15/25
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
500	5.250%, 8/15/18	8/16 at 100.00	A–	550,395
180	5.250%, 8/15/34	8/16 at 100.00	A–	186,499
1,640	Total Wisconsin			1,814,844
$ 125,380	Total Long-Term Investments (cost $120,600,768) – 97.9%			128,222,673
	Short-Term Investments – 1.2%
	Missouri – 1.2%
$ 1,530	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable Rate	No Opt. Call	A-2	1,530,000
	Demand Obligations, Tender Option Bond Trust DCL-017, 0.870%, 7/01/22 (5)
	Total Short-Term Investments (cost $1,530,000)			1,530,000
	Total Investments (cost $122,130,768) – 99.1%			129,752,673
	Other Assets Less Liabilities – 0.9%			1,138,891
	Net Assets – 100%			$ 130,891,564

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$128,222,673	$ —	$128,222,673
Short-Term Investments:
Municipal Bonds	—	1,530,000	—	1,530,000
Total	$ —	$129,752,673	$ —	$129,752,673

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments was $121,988,509.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$8,036,969
Depreciation	(272,805)
Net unrealized appreciation (depreciation) of investments	$7,764,164

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. The rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Maturities Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2012